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September 18, 2017

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	SCM Trust
File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing of Registrant’s Post-Effective Amendment No 20 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940.

Sincerely,

/s/ Gregory T. Pusch
Gregory T. Pusch
Chief Compliance Officer